Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Millions			12 Months Ended
	Aug. 01, 2025	Aug. 01, 2024	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of intangible assets material to entity [line items]
Cash flow projection period			five-year
Goodwill			$ 5,475	$ 5,443	$ 5,425
Intangible assets			2,894	2,830
Contract-based [Member]
Disclosure of intangible assets material to entity [line items]
Intangible assets			116	116
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,475	5,443
Canadian Personal and Small Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7	7
Net additions and of gross carrying amount			5	1
Canadian Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954	954
Net additions and of gross carrying amount			0	1
U.S. Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	4.40%	4.50%
Forecasted cash flows discounted at after-tax rate	10.10%	10.00%
Forecasted cash flows discounted at pre-tax rate	12.30%
Goodwill			4,349	4,318
Net additions and of gross carrying amount			26	55
Capital Markets and Direct Financial Services [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			64	64
Net additions and of gross carrying amount			1	1
Corporate and Other [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			101	100
Net additions and of gross carrying amount			596	$ 39
Canadian wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss			$ 0
Low end level of price-to-earnings multiples	7.3	5.7
High end level of price-to-earnings multiples	14.6	12.4